OTHER ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Assets

	March 31, 2022	December 31, 2021

Capitalized website development costs	424,224	411,800
Prepublication costs	154,786	152,286
Produced and licensed content costs	186,052	76,701
Deposits	74,692	76,052
Other noncurrent assets	–	4,321
Total other assets	839,754	721,160